Note 22 - Share Capital (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information for ownership structure [text block]
	12/31/2024		12/31/2023
	Number of common shares	% of voting capital and total shares	Number of common shares	% of voting capital and total shares
A10 Investimentos Ltda.	47,684,968	42.86%	47,684,968	43.33%
BlackRock, Inc.	1,377,231	1.24%	5,438,129	4.94%
Fitpart Fund Administration Services Limited	8,238,230	7.40%	5,462,539	4.96%
Appian Way Asset Management LP	4,712,425	4.24%	-	-
Nucleo Capital Ltda	1,456,112	1.31%	2,996,787	2.72%
Others	47,798,313	42.96%	48,477,048	44.05%
	111,267,279	100.00%	110,059,471	100.00%

Disclosure of classes of share capital [text block]
	Number of common shares	Amount ($)
Balance, January 1st, 2023	104,710,042	276,711
Exercise of RSUs	5,339,429	109,282
Exercise of stock options	10,000	42
Balance, December 31, 2023	110,059,471	386,035

Exercise of RSUs	1,207,808	48,619
Balance, December 31, 2024	111,267,279	434,654